[THE AMERICAN FUNDS GROUP(R)]

AMERICAN HIGH-INCOME TRUST

Semi-Annual Report
for the six months ended March 31, 1999

[cover:  block grid lines]

AMERICAN HIGH-INCOME TRUST(SM) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

American High-Income Trust is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the fund's returns, with all distributions reinvested, through March 31, 1999 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $25,000 or more):

                                 Average Annual
                 Total Return    Compound Return
Ten Years        +165.96%        +10.28%
Five Years       +49.00          +8.30
One Year         -5.36           -

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

PREPARING FOR THE YEAR 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.


FELLOW SHAREHOLDERS:

A combination of low inflation, rising bond prices and recovery in some overseas economies helped American High-Income Trust earn solid returns in the half-year ended March 31, 1999.

The value of your holdings rose 8.0% if you reinvested your distributions, as most shareholders do. The fund outpaced the 5.7% average total return of the 305 high current yield bond funds tracked by Lipper, Inc., as well as the 4.4% increase in the Credit Suisse First Boston High Yield Index, which closely mirrors your fund's investment universe. Higher grade bonds, as measured by the Salomon Smith Barney Broad Investment-Grade Bond Index, declined 0.1%. Both indexes are unmanaged.

Investors who took their dividends in cash had a 4.8% income return (9.6% annualized) and saw the value of their holdings rise 3.1%. The fund paid monthly dividends totaling 66 cents a share, including a special dividend of three cents paid in December. Shareholders also received 4.5 cents a share in capital gains.


[Begin sidebar]
RESULTS AT A GLANCE

                                                                 Lifetime/2/
TOTAL RETURNS/1/ (for              Six Months     One Year       Annualized
periods ended March 31,
1999)
American High-Income Trust         +8.05%         -0.62%         +10.67%
Credit Suisse First                +4.43          -0.75          +10.43
Boston High Yield Index
Salomon Smith Barney Broad         -0.05          +6.50          +8.58
Investment-Grade(BIG) Bond
Index
Lipper High Current Yield          +6.44          -1.23          +9.48
 Bond Funds Index

/1/Change in value of investment with dividends and capital gain distributions reinvested

/2/Since February 19, 1988


30-DAY RATES (as of April 30, 1999)

Yield based on Securities and Exchange Commission formula   8.75%
Distribution rate based on offering price                   8.35
Distribution rate based on net asset value                  8.77

The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.
[End sidebar]


We are naturally pleased with the fund's recent returns but it is important that you measure them over the long term, and that they be viewed in the context of unusual volatility in the high-yield corporate bond market. When American High-Income Trust began its fiscal year on October 1, the high-yield corporate bond market had been steadily losing ground since late July. The falling prices were sparked by concerns that economic crises in Asia, Russia and Latin America would spread to the United States and slow economic growth. As those concerns intensified, many investors in the United States and other countries moved assets into U.S. Treasury bonds. This "flight to quality" increased demand for U.S. Treasury securities, driving their prices higher. At the same time, investors sold high- yield corporate bonds, sending their prices lower.

By late fall, the events that had triggered the problems in the high-yield corporate bond market began to reverse course. The troubled economies in Asia and Latin America had weathered the worst of the crisis. As a result, high-yield corporate bonds rebounded and Treasury bonds lost some of their strength. The rebound in high-yield bond prices coincided with the beginning of the fund's fiscal year.

When prices are falling, as they were last year, good companies with solid prospects are often caught in the downward spiral, along with marginal firms. During the recent downturn, the investment professionals at Capital Research and Management Company, adviser to American High-Income Trust, took advantage of the lower values to increase the fund's holdings of bonds that we believe offer opportunity for good long-term rewards. We added to our holdings in two of the fund's largest industry sectors - wireless communications and telecommunications - before these rebounded strongly last fall.

Other sectors, notably oil and health care, lagged the market. Many oil companies were hurt by the industry's overcapacity and fierce competition. In the health care field, many hospitals and other health care companies are still feeling the effects of legislation that reduced Medicare payments.

Judging results over short periods, of course, is never the best test of investment success. The true measure is the fund's results over the long term and during periods of market turbulence. Over its lifetime through March 31, representing several interest rate cycles, American High-Income Trust's 10.7% average annualized return has outpaced the 10.4% return of the Credit Suisse First Boston Index and the 9.3% return of the average high-yield fund tracked by Lipper.

We will continue to monitor global economic and political climates closely as we focus on finding high-yield bonds that offer long-term opportunity. We look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.         /s/David C. Barclay
Paul G. Haaga, Jr.            David C. Barclay
Chairman of the Board         President

May 14, 1999


We are pleased to announce the election of David C. Barclay as president of American High-Income Trust. He has served as a portfolio counselor for the fund for nine years and will continue in that capacity. Abner D. Goldstine, who had been president since December 1997, was elected vice chairman and will remain a portfolio counselor.

[begin pie chart]
U.S. Corporate Bonds      70%
Non-U.S. Corporate Bond   19%
Non-U.S. Government Bon    2%
Stocks                     2%
U.S. Treasuries            2%
Cash & Equivalents         5%

[end pie chart]

American High-Income Trust
Investment Portfolio, March 31, 1999
Unaudited                                                                    Share or
                                                                            Principal          Market  Percent
                                                                              Amounts           Value   Of Net
Bonds, Notes & Equity Securities                                                 (000)           (000)  Assets
--------------------------------------------                                 --------        -------- --------
WIRELESS COMMUNICATIONS  -  20.00%
Nextel Communications, Inc.:
9.75% 2004                                                                     $10,750         $11,126
0%/9.75% 2007(1)                                                                12,000           8,520
0%/10.65% 2007(1)                                                               21,500          15,695
0%/9.95% 2008(1)                                                                31,500          22,050
12.00% 2008(2)                                                                   7,500           8,700
Series D, 13.00% exchangeable preferred, redeemable 2009 (3) (4)                    15shares    16,950
Series E, 11.25% exchangeable preferred, redeemable 2010 (3) (4)                    31shares    31,338
McCaw International, Ltd. (owned by Nextel Communications, Inc.)               $18,125          10,694
0%/13.00% 2007(1)
Nextel International, Inc. 0%/12.125% 2008(1)                                   29,250          13,748   5.14%
Omnipoint Corp.:
12.00% 2000(5)                                                                  12,500          12,281
14.00% 2003(3) (5)                                                              29,500          29,057
8.531% 2006(2) (6)                                                               7,418           6,750
11.625% 2006                                                                    27,000          23,625
11.625% 2006                                                                     9,000           7,875
7.00% convertible preferred                                                        185shares     5,920     3.17
Clearnet Communications Inc.:
0%/11.75% 2007(1)                                                            C$52,375           24,363
0%/10.40% 2008(1)                                                            C$50,325           20,864     1.68
Dobson Communications Corp.:
11.75% 2007                                                                    $11,075          11,864
12.25% exchangeable preferred, redeemable 2008(3) (4)                               11shares    10,608
Senior exchangeable preferred, redeemable 2008 (2) (3) (4)                          15shares    14,250     1.36
American Cellular Corp. 10.50% 2008(2)                                         $31,125          32,681     1.21
Crown Castle International Corp.:
0%/10.625% 2007(1)                                                              19,000          13,300
12.75% preferred (2) (3) (4)                                                        16shares    17,715     1.15
PageMart Wireless, Inc.:
0%/15.00% 2005(1)                                                              $12,750          10,774
0%/11.25% 2008(1)                                                               51,760          18,634     1.09
Esat Telecom Group PLC:
0%/12.50% 2007(1)                                                               20,250          14,783
11.875% 2008(2)                                                                 12,000          12,960     1.03
Centennial Cellular Corp. 10.75% 2008(2)                                        21,250          22,419      .83
MobileTelecommunication Technologies Corp. 13.50% 2002                          18,875          21,211      .79
CCPR Services, Inc. 10.00% 2007                                                 18,500          19,240      .71
Comunicacion Celular SA 0%/14.125% 2005(1) (2)                                  16,000          10,540      .39
Comcast Cellular Corp., Series B, 9.50% 2007                                     7,500           8,588      .32
CellNet Data Systems, Inc. 0%/14.00% 2007(1)                                    21,660           6,606      .24
SpectraSite Holdings, Inc. 0%/12.00% 2008(1) (2)                                 8,500           5,313      .20
Price Communications Cellular Holdings, Inc. 11.25% 2008(3)                      5,305           4,986      .18
Teletrac Holdings, Inc. 14.00% 2007                                             13,550           3,726      .14
Occidente Y Caribe Celular SA 0%/14.00% 2004(1)                                  5,000           3,613      .13
Western Wireless Corp. 10.50% 2006                                               3,000           3,139      .12
Cellco Finance NV:
15.00% 2005(2)                                                                   1,000             967
15.00% 2005                                                                        375             363      .05
Conecel Holdings Ltd., Series A, 14.00% 2000(2) (5) (7)                          5,500           1,238      .05
Netia Holdings BV 0%/11.25% 2007(1)                                              1,000             677      .02
                                                                                            --------------------
                                                                                               539,751    20.00
                                                                                            --------------------


TELECOMMUNICATIONS  -  11.28%
Viatel, Inc.:
0%/12.40% 2008(1)                                                            DM22,500            7,760
0%/12.50% 2008(1)                                                              $29,500          18,364
11.15% 2008                                                                   DM5,000            2,801
11.25% 2008                                                                    $10,000          10,125
11.50% 2009(2)                                                                   2,500           2,594
10.00% convertible subordinated debentures 2011(2)                               1,516           1,255
Series A, 10.00% convertible preferred(3) (4)                                       18shares     2,724     1.69
COLT Telecom Group PLC:
0%/12.00% 2006(1)                                                              $26,250          22,280
8.875% 2007                                                                  DM20,250           11,961
7.625% 2008                                                                   DM9,250            5,146     1.46
Time Warner Telecom Inc. 9.75% 2008                                            $27,225          29,131     1.08
Global TeleSystems Group, Inc.:
8.75% convertible debentures 2000(2)                                             7,500          21,600
9.875% 2005                                                                      6,000           5,760     1.01
NEXTLINK Communications, Inc.:
12.50% 2006                                                                      1,750           1,927
9.625% 2007                                                                     13,000          13,195
9.00% 2008                                                                       9,500           9,429
14.00% preferred 2009(3) (4)                                                        32shares     1,787      .98
US Xchange, LLC 15.00% 2008                                                    $21,875          23,625      .87
Allegiance Telecom, Inc.:
0%/11.75% 2008(1)                                                               22,000          13,695
12.875% 2008                                                                     2,625           2,907      .61
PTC International Finance BV 0%/10.75% 2007(1)                                  18,500          13,967      .52
Loral Orion Network Systems, Inc. 11.25% 2007                                   15,425          13,882      .51
KMC Telecom Holdings, Inc. 0%/12.50% 2008(1)                                    22,500          12,375      .46
TVN Entertainment Corp. 14.00% 2008(2)                                          13,250          10,335      .38
GST Equipment Funding, Inc. 13.25% 2007                                          9,000           9,416      .35
IXC Communications, Inc. (3) (4)                                                     8shares     8,744      .32
IMPSAT Corp. 12.375% 2008                                                       $5,750           5,146      .19
Level 3 Communications, Inc. 9.125% 2008                                         5,000           5,013      .19
Qwest Communications International Inc. 0%/9.47% 2007(1)                         6,000           4,755      .18
Teligent, Inc. 11.50% 2007                                                       4,000           3,800      .14
SkyTel Communications, Inc. $2.25 convertible preferred                            100shares     2,850      .11
Piltel International Holding Corp. 1.75% convertible 2006                       $5,875           2,056      .08
Telesystem International Wireless Inc. 0%/13.25% 2007(1)                         3,600           1,944      .07
Globalstar, LP 11.375% 2004                                                      3,000           1,890      .07
CEI Citicorp Holdings SA 11.25% 2007(2)                                        ARP500              355      .01
                                                                                            --------------------
                                                                                               304,594    11.28
                                                                                            --------------------


DIVERSIFIED MEDIA & CABLE TELEVISION  -  11.10%
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                               $32,000          27,960
NTL Inc.:
0%/12.75% 2005(1)                                                                1,000             945
Series B, 10.00% 2007                                                            5,750           6,095
0%/9.75% 2008(1)                                                                12,500           8,500
0%/10.75% 2008(1)                                                         Pound 21,950           18,900
11.50% 2008(2)                                                                  $6,000           6,765     2.56
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
0%/9.75% 2007(1)                                                                34,000          25,075     2.01
8.875% 2007                                                                     28,125          29,109
Charter Communications Holdings, LLC:
8.25% 2007(2)                                                                    6,000           6,120
0%/9.92% 2011(1) (2)                                                            47,500          30,400     1.35
Adelphia Communications Corp.:
9.25% 2002                                                                       6,000           6,255
8.125% 2003                                                                      5,000           5,063
10.50% 2004                                                                      8,500           9,350
Series B, 13.00% 2009 (4)                                                           20shares     2,310      .85
Lenfest Communications, Inc.:
8.375% 2005                                                                     $6,000           6,360
7.625% 2008                                                                      6,750           6,834
8.25% 2008                                                                       3,250           3,348      .61
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010                      15,250          15,402      .57
Telemundo Holdings, Inc. 0%/11.50% 2008(1) (2)                                  23,700          13,627      .50
Century Communications Corp.:
0% 2003                                                                          1,500           1,065
8.75% 2007                                                                       4,000           4,170
0% 2008                                                                         16,000           7,440      .47
Avalon Cable of Michigan:
0%/11.875% 2008(1) (2)                                                           8,625           5,520      .20
9.375% 2008(2)                                                                   5,250           5,539      .21
Globo Comunicacoes E Partcipacoes Ltd.:
10.50% 2006(2)                                                                   8,280           5,361
10.50% 2006                                                                      2,000           1,295
10.625% 2008(2)                                                                  3,500           2,266
10.625% 2008                                                                     1,500             971      .37
TeleWest PLC 9.625% 2006                                                         9,000           9,563      .35
Cablevision Systems Corp.:
7.875% 2007                                                                        500             527
9.875% 2013                                                                      6,000           6,637      .27
V2 Music Holdings PLC:
0%/14.00% 2008(1) (2)                                                           10,905           3,817
0%/14.00% 2008(1) (2)                                                      Pound2,250            1,270      .19
FrontierVision 11.00% 2006                                                      $4,500           5,085      .19
Multicanal Participacoes SA, Series B, 12.625% 2004                              4,900           4,226      .16
Coaxial Communications of Central Ohio, Inc. 10.00% 2006                         3,000           3,188      .12
TV Azteca, SA de CV, Series B, 10.50% 2007                                       3,000           2,528      .09
Grupo Televisa, SA  0%/13.25% 2008(1)                                            1,000             843      .03
                                                                                            --------------------
                                                                                               299,729    11.10
                                                                                            --------------------


LEISURE & TOURISM  -  6.45%
William Hill Finance 10.625% 2008                                         Pound21,950           38,776     1.44
AMF Bowling Worldwide, Inc.:
0%/12.25% 2006(1)                                                              $12,543           7,275
10.875% 2006                                                                    22,250          18,134
0% convertible debentures 2018(2)                                               21,900           2,519     1.03
Boyd Gaming Corp.:
9.25% 2003                                                                      15,250          15,936
9.50% 2007                                                                       7,860           8,056      .89
Harrah's Operating Co., Inc. 7.875% 2005                                        19,225          19,321
Rio Hotel & Casino, Inc. 10.625% 2005                                            1,500           1,622      .77
Carmike Cinemas, Inc. 9.375% 2009(2)                                            11,500          11,673      .43
Regal Cinemas, Inc.:
9.50% 2008                                                                       8,250           8,425
8.875% 2010                                                                      3,000           2,944      .42
Premier Parks Inc.:
9.25% 2006                                                                       4,000           4,140
0%/10.00% 2008(1)                                                                8,000           5,560      .36
Jupiters Ltd. 8.50% 2006(2)                                                      9,375           9,375      .35
Friendly Ice Cream Corp. 10.50% 2007                                             9,500           8,811      .33
Sun International Hotels Ltd., Sun International North America, Inc.:
8.625% 2007                                                                      3,750           3,881
9.00% 2007                                                                       4,000           4,190      .30
Mirage Resorts, Inc. 6.625% 2005                                                 2,000           1,953      .07
KSL Recreation Group, Inc. 10.25% 2007                                           1,000           1,030      .04
Six Flags Entertainment Corp. 8.875% 2006                                          500             510      .02
                                                                                            --------------------
                                                                                               174,131     6.45
                                                                                            --------------------


MANUFACTURING  -  6.10%
Graham Packaging Co.:
8.75% 2008                                                                      17,250          17,272
0%/10.75% 2009(1)                                                               16,500          11,467     1.06
Anchor Glass Container Corp.:
11.25% 2005                                                                     16,250          16,920
9.875% 2008                                                                      7,750           7,169      .89
Lifestyle Furnishings International Ltd. 10.875% 2006                           17,755          19,886      .74
Printpack, Inc.:
9.875% 2004                                                                      5,750           5,671
10.625% 2006                                                                    14,730          13,607      .71
Federal-Mogul Corp.:
7.50% 2004                                                                       4,500           4,513
7.375% 2006(2)                                                                   5,000           4,900
7.50% 2009(2)                                                                    8,000           7,806      .64
BREED Technologies, Inc. 9.25% 2008(2)                                          30,000          12,300      .46
Hayes Wheels International, Inc. 9.125% 2007                                     2,500           2,606
Hayes Lemmerz International, Inc. 8.25% 2008(2)                                  8,750           8,794      .42
Key Plastics Holdings, Inc. 10.25% 2007                                          9,650           9,663      .36
Westinghouse Air Brake Co.:
9.375% 2005                                                                      5,750           5,958
9.375% 2005(2)                                                                   3,500           3,627      .35
Impress Metal Packaging Holdings BV 9.875% 2007                              DM10,850            6,646      .25
Tekni-Plex, Inc. 9.25% 2008                                                     $5,250           5,368      .20
Reliance Industries Ltd. 10.50% 2046(2)                                            500             433      .02
                                                                                            --------------------
                                                                                               164,606     6.10
                                                                                            --------------------


BROADCASTING & PUBLISHING  -  6.07%
Chancellor Media Corp. of Los Angeles:
9.375% 2004                                                                     14,500          15,080
8.125% 2007                                                                      9,500           9,642
Series B, 8.75% 2007                                                             7,850           8,125
9.00% 2008                                                                       1,000           1,070     1.26
Sun Media Corp.:
9.50% 2007                                                                      12,516          13,768
9.50% 2007                                                                       4,434           4,877      .69
Ziff-Davis Inc. 8.50% 2008                                                      16,500          16,335      .60
TransWestern Publishing Co. LLC 9.625% 2007                                     12,550          13,115      .49
Antenna TV SA 9.00% 2007                                                        12,450          12,076      .45
Gray Communications Systems, Inc. 10.625% 2006                                  10,120          10,841      .40
Big City Radio, Inc. 0%/11.25% 2005(1)                                          14,000           9,730      .36
ACME Intermediate Holdings, LLC, Series B, 0%/12.00% 2005(1)                    12,689           8,184      .30
Muzak LLC 9.875% 2009(2)                                                         3,000           3,045
Muzak Holdings LLC 0%/13.00% 2010(1) (2)                                         6,500           3,510      .24
Young Broadcasting Inc.:
10.125% 2005                                                                     3,500           3,706
Series B, 8.75% 2007                                                             2,000           2,060      .21
American Media Operations, Inc. 11.625%  2004                                    4,650           5,022      .19
Newsquest Capital PLC:
11.00% 2006                                                                      3,150           3,481
Series B, 11.00% 2006                                                            1,330           1,470      .18
Radio One, Inc. 7.00%/12.00% 2004(1)                                             4,750           4,940      .18
Cumulus Media Inc. 13.75% preferred 2009(3) (4)                                      3shares     3,375      .13
STC Broadcasting, Inc. 11.00% 2007                                              $3,000           3,142      .12
Capstar Broadcasting Corp. 12.00% preferred 2009(3)                                 24shares     2,775      .10
RBS Participacoes SA 11.00% 2007(2)                                             $4,500           2,385      .09
Jones Intercable, Inc. 9.625% 2002                                               2,000           2,105      .08
                                                                                            --------------------
                                                                                               163,859     6.07
                                                                                            --------------------


BANKING & FINANCIAL SERVICES  -  5.01%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2)             38,955          34,670     1.28
Advanta Corp.:
7.50% 2000                                                                       9,700           9,175
7.00% 2001                                                                       5,500           4,915
Series D, 6.814% 2002                                                           10,000           8,652
Series D, 6.98% 2002                                                             2,000           1,740      .91
Providian Financial Corp. 9.525% 2027(2)                                        15,000          14,709      .55
Chevy Chase Bank, FSB 9.25% 2008                                                 2,000           2,000
Chevy Chase Preferred Capital Corp. 10.375%                                        214shares    11,476      .50
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(2)    $12,500          11,155      .41
Komercni Finance BV 9.00% 2008(2)                                                9,950           7,885      .29
Superior Financial Corp. 8.65% 2003(2)                                           6,000           6,060      .23
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406% 2049(1) (2)                   6,300           5,980      .22
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(2)        6,750           5,679      .21
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(2)                4,750           4,627      .17
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(2)                  4,000           3,900      .14
BT Institutional Capital Trust B, Series B, 7.75% 2026(2)                        2,100           2,035      .08
Korea Development Bank 6.625% 2003                                                 500             474      .02
                                                                                            --------------------
                                                                                               135,132     5.01
                                                                                            --------------------


HEALTH & PERSONAL CARE  -  3.91%
Integrated Health Services, Inc.:
5.75% convertible debentures 2001                                               11,000           7,040
10.25% 2006                                                                     11,250           7,819
Series A, 9.50% 2007                                                            26,000          16,900
Series A, 9.25% 2008                                                            46,250          29,600     2.27
Paracelsus Healthcare Corp. 10.00% 2006                                         35,825          24,540      .91
Mariner Health Group, Inc. 9.50% 2006                                           13,625           9,538      .35
Unison HealthCare Corp.:
13.00% 1999(2) (5) (7)                                                           2,000           2,000
13.75% 2006(2) (5) (7)                                                           8,750           1,750      .14
Tenet Healthcare Corp. 8.00% 2005                                                3,750           3,703      .14
Mariner Post-Acute Network, Inc.:
0%/10.50% 2007(1)                                                                3,400             680
9.50% 2007                                                                       6,000           1,920      .10
                                                                                            --------------------
                                                                                               105,490     3.91
                                                                                            --------------------


ENERGY RELATED  -  3.69%
Cross Timbers Oil Co.:
Series B, 9.25% 2007                                                            12,730          12,348
8.75% 2009                                                                      17,620          16,739     1.08
Pogo Producing Co.:
8.75% 2007                                                                      16,500          15,345
10.375% 2009(2)                                                                  6,500           6,597      .81
Petro Stopping Centers, LP 10.50% 2007                                          10,250          11,019      .41
Kelley Oil & Gas Corp.:
7.875% convertible notes 1999(5)                                                 3,245             698
8.50% convertible debentures 2000                                                2,291             492
10.375% 2006                                                                     7,200           4,680
10.375% senior subordinated notes 2006                                           2,975           1,934
$2.625 convertible preferred                                                       170shares       850      .32
Benton Oil and Gas Co.:
11.625% 2003                                                                    $7,000           4,550
9.375% 2007                                                                      2,300           1,495      .22
Petrozuata Finance, Inc.:
Series A, 7.63% 2009(2)                                                          3,500           2,699
Series B, 8.22% 2017(2)                                                          4,000           2,880      .21
Clark Refining & Marketing, Inc.:
8.375% 2007                                                                      1,500           1,320
8.875% 2007                                                                      4,500           3,825      .19
PDVSA Finance Ltd.:
9.375% 2007(2)                                                                   2,500           2,485
7.50% 2028                                                                       1,000             731      .12
Casecnan Water and Energy Co., Inc., Series B, 11.95% 2010                       3,500           3,089      .11
McDermott Inc. 9.375% 2002                                                       2,525           2,638      .10
Parker & Parsley Petroleum Co. 8.25% 2007                                        2,450           2,206      .08
Newfield Exploration Co., Series B, 7.45% 2007                                   1,000             964      .04
                                                                                            --------------------
                                                                                                99,584     3.69
                                                                                            --------------------


FOREST PRODUCTS & PAPER  -  3.67%
Container Corp. of America:
10.75% 2002                                                                      5,250           5,598
9.75% 2003                                                                      23,500          24,734
Series A, 11.25% 2004                                                            5,500           5,802     1.34
Pacifica Papers Inc. 10.00% 2009(2)                                             16,500          16,871      .63
Norampac Inc.:
9.375% 2008                                                                   C$2,000            1,373
9.50% 2008                                                                      $9,350           9,736      .41
Advance Agro PCL 13.00% 2007(2)                                                 10,500           8,295      .31
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                     4,750           3,467
10.00% 2007                                                                      7,125           3,919
Indah Kiat International Finance Co. BV 12.50% 2006                                100              72      .28
PT Indah Kiat Pulp & Paper Corp. Tbk 8.875% 2000                                   300             228
Packaging Corp. of America:
9.625% 2009(2)                                                                   1,250           1,250
12.375% preferred 2010(2) (3) (4)                                                   63shares     6,250      .28
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                     $7,500           4,200
10.75% 2007                                                                      4,575           2,471      .25
Copamex Industrias, SA de CV, Series B, 11.375% 2004                             4,625           4,348      .16
APP International Finance Co. BV 11.75% 2005                                       525             379      .01
                                                                                            --------------------
                                                                                                98,993     3.67
                                                                                            --------------------


CONSUMER PRODUCTS  -  2.91%
Canandaigua Wine Co., Inc.:
8.75% 2003                                                                       9,650           9,783
Series C, 8.75% 2003                                                             9,750           9,896      .73
Delta Beverage Group, Inc. 9.75% 2003                                           15,735          16,364      .60
Standard Commercial Tobacco Co., Inc. 8.875% 2005                               13,550          10,501      .39
Fage Dairy Industry SA 9.00% 2007                                                9,250           8,279      .31
AKI, Inc. 10.50% 2008                                                            6,400           6,240
AKI Holding Corp. 0%/13.50% 2009(1)                                              3,750           1,491      .29
DGS International Finance Co. BV:
10.00% 2007(2)                                                                   6,250           4,047
10.00% 2007                                                                        275             178      .16
Salton/Maxim Housewares, Inc. 10.75% 2005(2)                                     3,250           3,461      .13
Home Products International, Inc. 9.625% 2008                                    3,250           3,136      .11
New World Pasta Co. 9.25% 2009(2)                                                2,000           2,040      .07
Sparkling Spring Water Group Ltd. 11.50% 2007                                    2,250           1,552      .06
WestPoint Stevens Inc. 7.875% 2005                                               1,000           1,023      .04
Tultex Corp. 10.625% 2005                                                        1,500             600      .02
                                                                                            --------------------
                                                                                                78,591     2.91
                                                                                            --------------------


TECHNOLOGY & ELECTRONICS  -  2.91%
Micron Technology, Inc. 6.50% 2005(2)                                           20,000          16,200      .60
Advanced Micro Devices, Inc.:
11.00% 2003                                                                      6,000           6,180
6.00% convertible subordinated notes 2005                                       12,000           8,625      .55
Flextronics International Ltd. 8.75% 2007                                       13,750          14,162      .52
Zilog, Inc. 9.50% 2005                                                          11,750           9,870      .37
Therma-Wave, Inc. 10.625% 2004                                                  13,250           8,613      .32
Samsung Electronics Co., Ltd. 7.45% 2002(2)                                      6,000           5,722      .21
EarthWatch Inc.:
Units 12.50% 2001(2) (5)                                                         6,000           4,800
Series C, 12.00% convertible senior preferred(2) (3) (4) (5)                       675shares       337      .19
Fairchild Semiconductor Corp. 10.375% 2007(2)                                   $4,000           4,080      .15
                                                                                            --------------------
                                                                                                78,589     2.91
                                                                                            --------------------


MERCHANDISING  -  2.02%
Boyds Collection, Ltd. 9.00% 2008(2)                                            14,750          15,764      .58
Randall's Food Markets, Inc. 9.375% 2007                                        11,500          12,406      .46
Kmart Corp. 9.78% 2020                                                          10,500          11,445      .42
DR Securitized Lease Trust, pass-through certificates, Series 1994 K-2,          9,855          10,446      .39
9.35% 2019(8)
Carr-Gottstein Foods Co. 12.00% 2005                                             2,000           2,300      .09
Fred Meyer, Inc.:
7.375% 2005                                                                      1,000           1,031
7.45% 2008                                                                       1,000           1,054      .08
                                                                                            --------------------
                                                                                                54,446     2.02
                                                                                            --------------------


MISCELLANEOUS SERVICE COMPANIES  -  1.13%
Safety-Kleen Services, Inc. 9.25% 2008                                          13,375          14,077      .52
Iron Mountain Inc.:
8.75% 2009                                                                       5,370           5,504
8.75% 2009                                                                       3,000           3,240      .33
Protection One Alarm Monitoring, Inc. 13.625% 2005                               6,166           7,029      .26
Allied Waste North America, Inc. 7.625% 2006                                       500             489      .02
                                                                                            --------------------
                                                                                                30,339     1.13
                                                                                            --------------------


TRANSPORTATION  -  0.68%
Teekay Shipping Corp. 8.32% 2008                                                12,500          12,297      .46
USAir, Inc., pass-through trust, Series 1993-A3, 10.375% 2013(8)                 5,650           6,081      .22
                                                                                            --------------------
                                                                                                18,378      .68
                                                                                            --------------------


METALS & MATERIALS  -  0.46%
Doe Run Resources Corp., Series B, 11.25% 2005                                   9,500           7,980      .30
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                   4,500           4,354      .16
                                                                                            --------------------
                                                                                                12,334      .46
                                                                                            --------------------


OTHER  -  1.07%
M.D.C. Holdings, Inc. 8.375% 2008                                                9,250           9,065      .33
Wharf International Finance Ltd., Series A, 7.625% 2007                         10,000           8,024      .30
Swire Pacific Offshore Financing Ltd. 9.33% cumulative                             352shares     6,505      .24
guaranteed perpetual capital securities(2)
Mosaic Re Ltd. 9.935% 2000(2) (6)                                               $5,500           5,497      .20
                                                                                            --------------------
                                                                                                29,091     1.07
                                                                                            --------------------


PRIVATE ISSUE COLLATERALIZED MORTGAGE
OBLIGATIONS/ASSET-BACKED SECURITIES  -  0.83%
Gramercy Place Insurance Ltd., Series 1998-A, Class C-2, 8.95% 2002(2)          12,500          12,493      .46
Chase Commercial Mortgage Securities Corp., Series 1998-2,                       5,000           4,336      .16
Class E, 6.39% 2030(8)
Residential Reinsurance Ltd. 9.421% 1999(2) (6)                                  3,250           3,263      .12
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2,                       2,500           2,262      .09
Class E, 7.624% 2011
Resolution Trust Corp., Series 1993-C1, Class E, 9.50% 2024                         57              57      .00
                                                                                            --------------------
                                                                                                22,411      .83
                                                                                            --------------------


U.S. TREASURY OBLIGATIONS  -  1.55%
6.875% July 1999                                                                19,000          19,134      .71
7.50% November 2001                                                             10,000          10,578      .39
7.50% February 2005                                                             11,000          12,194      .45
                                                                                            --------------------
                                                                                                41,906     1.55
                                                                                            --------------------


GOVERNMENTS (EXCLUDING U.S.)  -  2.31%
United Mexican States Government:
0% 2003(5)                                                                         768               0
Eurobonds:
Global, 11.375% 2016                                                             7,695           8,330
Series A, units 6.116% 2019(6)                                                     500             427
Global, 11.50% 2026                                                              5,625           6,279      .56
Philippines (Republic of):
8.875% 2008                                                                      4,500           4,466
9.875% 2019                                                                      7,250           7,232      .43
Panama (Republic of) :
Interest Reduction Bond 4.00% 2014(2) (6)                                       11,500           9,042
Past Due Interest Eurobond 5.938% 2016(6)                                          535             424
8.875% 2027                                                                      1,250           1,159      .40
Argentina (Republic of):
Series L, 6.188% Eurobonds 2005(6)                                                 930             797
11.00% 2006                                                                        250             241
11.75% 2007(2)                                                               ARP4,130            3,792
11.375% 2017                                                                    $2,750           2,602
9.75% 2027                                                                       1,575           1,313      .32
Brazil (Federal Republic of):
Debt Conversion Bond, Series L:
6.188% 2012(6)                                                                   2,750           1,612
6.188% 2012(6)                                                                   4,500           2,638
Bearer 8.00% 2014(3)                                                             1,914           1,220      .20
Korea (Republic of) 8.875% 2008                                                  5,000           5,360      .20
Venezuela (Republic of):
Eurobond 5.938% 2007(6)                                                          1,714           1,209
Front Loaded Interest Reduction Bond, Series A, 6.125% 2007(6)                     762             512      .06
Bulgaria (Republic of) Front Loaded Interest Reduction Bond, 2.50% 2012(6)       1,770           1,014      .04
Turkey (Republic of) 10.00% 2007                                                 1,000             928      .04
Peru (Republic of):
Past Due Interest Eurobond 4.50% 2017(6)                                           750             478
Front Loaded Interest Reduction Bond 3.75% 2049(2) (6)                             500             298      .03
Ecuador (Republic of):
Past Due Interest Registered Bond 6.00% 2015(6)                                    719             245
Past Due Interest Bearer Bond 6.00% 2015(6)                                        432             147
Past Due Interest Discount Bond 6.00% 2025(6)                                      250             122      .02
Mendoza (Province of) 10.00% 2007(2)                                               500             355      .01
                                                                                            --------------------
                                                                                                62,242     2.31
                                                                                            --------------------


                                                                            Number of
                                                                               Shares
COMMON STOCKS & WARRANTS  -  2.10%
Nortel Inversora SA, preferred, Class A (American Depositary                   939,685          11,718      .44
Receipts) (Argentina)(2) (5)
COLT Telecom Group PLC, warrants, expire 2006                                   18,250           9,125      .34
(United Kingdom)(2) (4)
Integrated Health Services, Inc. (4)                                         1,081,206           5,947      .22
Jacor Communications, Inc. (4)                                                  70,000           5,320      .20
Felcor Lodging Trust Inc.                                                      225,000           5,217      .19
Omnipoint Corp. (4)                                                            328,211           4,739      .18
Infinity Broadcasting Corp. (4)                                                106,800           2,750      .10
Cross Timbers Oil Co.                                                          350,000           2,472      .09
MCI WorldCom, Inc. (4)                                                          21,000           1,860      .07
Verio Inc., warrants, expire 2004 (2) (4)                                       18,450           1,559      .06
ACME Intermediate Holdings, LLC (2) (4)                                         11,939             716
Acme Televison, LLC (4)                                                            725             725      .05
Comunicacion Celular SA, Class B, warrants, expire 2003                         15,000           1,200      .04
(Colombia)(2) (4)
Esat Holdings Ltd., warrants, expire 2007 (Ireland)(2) (4) (5)                  11,250             900      .03
Nextel Communications, Inc.:
Class A (4)                                                                     13,942             511
Warrants, expire 1999 (4) (5)                                                   21,250             177      .03
NTL Inc., warrants, expire 2008 (2) (4) (5)                                      6,412             378      .01
CellNet Data Systems, Inc., warrants, expire 2007 (2) (4)                       47,786             287      .01
Loral Orion Network Systems, Inc., warrants, expire 2007 (4)                    25,475             239      .01
Conecel Holdings Ltd., Class B, warrants, expire 2000 (Ecuador)(2) (4)         142,450             214      .01
Protection One Alarm Monitoring, Inc., warrants, expire 2005 (2) (4)            30,400             213      .01
Allegiance Telecom Inc., warrants, expire 2008 (2) (4)                           5,000             175      .01
Globalstar Telecommunications Ltd., warrants, expire 2004 (4)                    3,000             120      .00
Teletrac Holdings, Inc., warrants, expire 2007 (2) (4) (5)                      13,550              75      .00
KMC Telecom Holdings Inc., warrants, expire 2008 (2) (4)                        22,500              56      .00
McCaw International, Ltd., warrants, expire 2007 (2) (4)                         8,500              26      .00
V2 Music Holdings PLC (United Kingdom):
Warrants, expire 2008 (2) (4)                                                    2,250               0
Warrants, expire 2008 (2) (4)                                                   10,905               0      .00
                                                                                            --------------------
                                                                                                56,719     2.10
                                                                                            --------------------


                                                                            Principal
                                                                               Amount
Miscellaneous
Investment securities in initial period of acquisition                          $1,600           2,134      .08
                                                                                            ----------
Total Bonds, Notes & Equity Securities (cost: $2,671,895,000)                                2,573,049    95.33
                                                                                            ----------


Short-Term Securities - 2.69%
General Motors Acceptance Corp. 5.06% due 4/1/99                               $20,000         $19,997      .74
FCE Bank PLC 4.85% due 4/8/99                                                   20,000          19,979      .74
Atlantic Richfield Co. 4.82% due 4/9/99                                         18,000          17,978      .67
American Home Products Corp. 4.85% due 4/19/99                                   9,400           9,376      .35
General Electric Capital Corp. 5.03% due 4/1/99                                  4,600           4,599      .17
Mexican Cetes 0% 1999                                                          MXP600              598      .02
                                                                                            --------------------
Total Short-Term Securities (cost: $71,929,000)                                                 72,527     2.69
                                                                                            --------------------
Total Investment Securities (cost: $2,743,824,000)                                           2,645,576    98.02

Excess of cash and receivables over payables                                                    53,557     1.98
                                                                                            --------------------
Net Assets                                                                                  $2,699,133 100.00%
                                                                                            --------------------

(1)Step bond; coupon rate will increase at a later date.
(2)Purchased in a private placement transaction; resale may
be limited to qualified institutional
buyers; resale to the public may require registration.
(3)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(4)Non-income-producing security.
(5)Valued under procedures established by the Board of Trustees.
(6)Coupon rate may change periodically.
(7)Company not making interest payments, bankruptcy proceedings pending.
(8)Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Financial Statements

American High-Income Trust
Financial Statements
Statement of Assets and Liabilities
at March 31, 1999 (dollars in thousands)                                 (Unaudited)
Assets:
 Investment securities
  (cost: $2,743,824)                                                   $   2,645,576
 Cash                                                                          1,565
 Receivables for--
  Sales of investments                                $   19,782
  Sales of fund's shares                                   7,646
  Forward currency contracts                                 986
  Accrued dividends and interest                          53,994              82,408
                                                       ---------           ---------
                                                                           2,729,549
Liabilities:
 Payables for--
  Purchases of investments                                22,153
  Repurchases of fund's shares                             4,226
  Dividends on fund's shares                               2,495
  Management services                                      1,041
  Accrued expenses                                           501              30,416
                                                       ---------           ---------
Net Assets at March 31, 1999 --
 Equivalent to $14.13 per share on
 190,991,140 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                           $   2,699,133
                                                                           =========

Statement of Operations
for the six months ended March 31, 1999                                  (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Dividends                                            $   2,493
  Interest                                               123,934      $      126,427
                                                       ---------
 Expenses:
  Management services fee                                  5,858
  Distribution expenses                                    3,177
  Transfer agent fee                                         866
  Reports to shareholders                                     36
  Registration statement and prospectus                      236
  Postage, stationery and supplies                           161
  Trustees' fees                                              15
  Auditing and legal fees                                     50
  Custodian fee                                               31
  Taxes other than federal income tax                         40
  Other expenses                                              56              10,526
                                                       ---------           ---------
  Net investment income                                                      115,901
                                                                           ---------
Realized Loss and Unrealized
 Depreciation on Investments:
 Net realized loss                                                           (10,002)
 Net change in unrealized depreciation on:
  Investments                                             87,770
  Open forward currency contracts                          3,607              91,377
                                                       ---------           ---------

  Net realized loss and change in unrealized
   depreciation on investments                                                81,375
                                                                           ---------
Net Increase in Net Assets
 Resulting from Operations                                            $      197,276
                                                                           =========


Statement of Changes in Net Assets
(dollars in thousands)
                                                      Six months
                                                           ended          Year ended
                                                 March 31, 1999*  September 30, 1998
Operations:                                            ---------           ---------
 Net investment income                             $     115,901      $      206,542
 Net realized gain (loss) on investments                 (10,002)             16,864
 Net increase in unrealized appreciation
  on investments                                          91,377            (298,852)
                                                       ---------           ---------
  Net increase in net assets
   resulting from operations                             197,276             (75,446)
                                                       ---------           ---------

Dividends and Distributions
 Paid to Shareholders:
 Dividends from net investment income                   (120,463)           (200,841)
 Distributions from net realized
  gain on investments                                     (8,119)            (47,160)
                                                       ---------           ---------
  Total dividends and distributions                     (128,582)           (248,001)
                                                       ---------           ---------
Capital Share Transactions:
 Proceeds from shares sold:
  41,922,129 and 64,577,666
  shares, respectively                                   585,674             986,681
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on
  investments: 6,456,919 and
  11,414,562 shares, respectively                         90,436             172,376
 Cost of shares repurchased:
  29,012,656 and 38,731,190
  shares, respectively                                  (405,564)           (583,545)
                                                       ---------           ---------
  Net increase in net assets
   resulting from capital share
   transactions                                          270,546             575,512
                                                       ---------           ---------
Total Increase in Net Assets                             339,240             252,065

Net Assets:
 Beginning of period                                   2,359,893           2,107,828
                                                       ---------           ---------
 End of period (including undistributed
  net investment income: $9,785
  and $14,347, respectively)                       $   2,699,133       $   2,359,893
                                                       =========           =========

*Unaudited

See Notes to Financial Statements

 Notes to Financial Statements
 (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - American High-Income Trust(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

 FORWARD CURRENCY CONTRACTS -   The fund may enter into forward currency
contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. FEDERAL INCOME TAXATION

 It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of March 31, 1999, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $98,249,000, of which $126,066,000 related to appreciated securities and $224,315,000 related to depreciated securities. During the six months ended
        March 31, 1999, the fund realized, on a tax basis, a net capital loss of $18,256,000 on securities transactions. Net gains related to non-U.S. currency transactions of $3,770,000 are treated as ordinary income for federal income tax purposes. In addition, the fund has recognized, for tax purposes, losses related to non-U.S. currency transactions totaling $3,668,000 which were realized during the period November 1, 1997 through September 30, 1998. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $2,743,824,000 at March 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $5,858,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; and 0.18% of such assets in excess of $1 billion ("asset-based fee"), plus 3.00% on the first $100 million of the fund's annual gross investment income; and 2.50% of such income in excess of $100 million ("income-based fee").

 DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1999, distribution expenses under the Plan were $3,177,000. As of March 31, 1999, accrued and unpaid distribution expenses were $407,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,560,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $866,000.

 DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payments to Trustees were $50,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales of investment securities, excluding short-term securities, of $678,683,000 and $426,515,000, respectively, during the six months ended March 31, 1999.

 As of March 31, 1999, accumulated net realized loss on investments was $8,177,000 and additional paid-in capital was $2,794,777,000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $31,000 was paid by these credits rather than in cash.

Net realized currency gains on interest, sales of non-U.S. bonds and notes and other receivables and payables, on a book basis, were $135,000 for the six months ended March 31, 1999.

At March 31, 1999, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:
                                                                 U.S. Valuation
                                   Contract Amount                   at 3/31/99
                                       -----------   -----------    -----------   -----------
Non-U.S. Currency                                                                  Unrealized
Sales Contracts                           Non-U.S.          U.S.         Amount  Appreciation
------------------------------         -----------   -----------    -----------   -----------

Euros
expiring 4/28/99 to 6/30/99       Euro 28,062,000    $31,248,000    $30,377,000      $871,000
British pounds
expiring 5/25/99 to 8/10/99     Pounds 18,805,000     30,394,000     30,335,000        59,000
                                                     -----------    -----------   -----------
                                                     $61,642,000    $60,712,000      $930,000
                                                   =============  ============= =============

Per-Share
Data and Ratios
                                                Six months
                                                     ended  Year ended
                                                 March 31, September 30
                                                   1999(1)         1998    1997    1996   1995    1994
                                                  --------    -------- --------------------------------
Net Asset Value, Beginning
 of Period                                          $13.75      $15.69  $14.86  $14.30  $13.97  $15.18
                                                  --------    -------- --------------------------------
 Income from Investment
  Operations:
  Net investment income                                .63        1.30    1.26    1.29    1.33    1.25
  Net gains or losses on
   investments (both realized
   and unrealized)                                     .44       (1.60)    .83     .59     .39    (.99)
                                                  --------    -------- --------------------------------
   Total from investment operations                   1.07        (.30)   2.09    1.88    1.72     .26
                                                  --------    -------- --------------------------------
 Less Distributions:
  Dividends (from net
   investment income)                                 (.64)      (1.30)  (1.24)  (1.32)  (1.32)  (1.21)
  Distributions (from
   capital gains)                                     (.05)       (.34)   (.02)      -    (.07)   (.26)
                                                  --------    -------- --------------------------------
   Total distributions                                (.69)      (1.64)  (1.26)  (1.32)  (1.39)  (1.47)
                                                  --------    -------- --------------------------------
Net Asset Value, End of Period                      $14.13      $13.75  $15.69  $14.86  $14.30  $13.97
                                                  ========    ======== ================================
Total Return(2)                                  8.05% (3)      (2.40)%  14.66% 13.68%  13.34%   1.60%

Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                                     $2,699      $2,360  $2,108  $1,547  $1,111    $835
 Ratio of expenses to average
  net assets                                      .41% (3)        .81%    .82%    .87%    .89%    .86%
 Ratio of net income to
  average net assets                             4.55% (3)        8.76%  8.35%   8.90%   9.72%   8.63%
 Portfolio turnover rate                        17.97% (3)      54.63%  53.55%  39.74%  29.56%  42.03%


(1)Unaudited
(2)Excludes maximum sales charge of 4.75%.
(3)Based on operations for the period shown and, accordingly,not representative of a full year.


[THE AMERICAN FUNDS GROUP(R)]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

Printed on recycled paper
Litho in USA SG/GRS/3971
Lit. No. AHIT-013-0599